Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment, Net
Property and equipment, net movement for the years ended December 31, 2024 and 2023, respectively are as follows (in USD thousands):

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2024	$6,855	$1,975	$1,460	$1,310	$11,600
Additions	86	115	1	15	217
Disposals	—	(66)	(14)	—	(80)
Currency Translation Adjustment	(485)	(163)	(86)	(81)	(815)
December 31, 2024	$6,456	$1,861	$1,361	$1,244	$10,922

Accumulated depreciation
January 1, 2024	$(1,576)	$(993)	$(831)	$(731)	$(4,131)
Additions	(1,182)	(269)	(208)	(276)	(1,935)
Disposals	—	—	14	—	14
Currency Translation Adjustment	143	92	52	52	339
December 31, 2024	$(2,615)	$(1,170)	$(973)	$(955)	$(5,713)
Net book value at December 31, 2024	$3,841	$691	$388	$289	$5,209

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2023	$6,182	$1,626	$1,633	$1,108	$10,549
Additions	937	176	359	118	1,590
Disposals	(854)	—	(623)	(4)	(1,481)
Currency Translation Adjustment	590	173	91	88	942
December 31, 2023	$6,855	$1,975	$1,460	$1,310	$11,600

Accumulated depreciation
January 1, 2023	$(1,165)	$(665)	$(1,143)	$(447)	$(3,420)
Additions	(1,147)	(246)	(229)	(240)	(1,862)
Disposals	844	—	604	4	1,452
Currency Translation Adjustment	(108)	(82)	(63)	(48)	(301)
December 31, 2023	$(1,576)	$(993)	$(831)	$(731)	$(4,131)
Net book value at December 31, 2023	$5,279	$982	$629	$579	$7,469